Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets

	December 31, 2025	December 31, 2024
ERP management reporting software system	$248	$1,757

Schedule of Reconciliation of Changes in Intangible Assets

		Accumulated	Net carrying
Balance	Cost	amortization	amount
At January 1, 2024	$59,582	$58,176	$1,406
Additions to intangible assets	1,768	—	1,768
Amortization expense	—	759	(759)
Impairment on intangible assets	—	658	(658)
Impaired asset retirement adjustment	(6,269)	(6,269)	—
At December 31, 2024	55,081	53,324	1,757
Additions to intangible assets	337	—	337
Amortization expense	—	726	(726)
Impairment on intangible assets	(11,885)	(10,765)	(1,120)
Disposals adjustment	(40,923)	(40,923)	—
At December 31, 2025	$2,610	$2,362	$248